Note 38 - Dividend income (Tables)	12 Months Ended
Dec. 31, 2017
Dividend income Abstract
Table of Dividend Income
Dividend Income (Millions of euros)
	2017	2016	2015
Dividends from:
Financial assets held for trading	145	156	144
Available-for-sale financial assets	188	307	271
Other	-	5	-
Total	334	467	415